Declaration of Dividends (Tables)	3 Months Ended
Mar. 31, 2013
Dividends [Abstract]
Shedule Of Dividend [Text Block]

	Details of the final dividends of 2012 and interim dividends of 2013 are set forth in the table below:

		Ordinary shareholders		E ordinary shareholders
		Final dividend	Interim dividends	Final dividend	Interim dividends
		2012	2013	2012	2013

	Declaration date	Feb 18, 2013	May 10, 2013	Feb 18, 2013	May 10, 2013
	Record date	Mar 15, 2013	May 31, 2013	Mar 15, 2013	May 31, 2013
	Payment date - Ordinary shareholders	Mar 28, 2013	Jun 14, 2013	Mar 28, 2013	Jun 14, 2013
	Payment date - CDIs	Mar 28, 2013	Jun 14, 2013
	Payment date - GhDSs	Apr 2, 2013	Jun 17, 2013
	Payment date - ADSs	Apr 8, 2013	Jun 24, 2013

	Dividend amount per share - declared (US cents)	5.340	5.020	2.670	2.510

	Dividend amount per share - declared (South African cents)	50.0	50.0	25.0	25.0

	Dividend amount per share - paid (US cents) (1)	4.539	4.267	2.270	2.134
	Dividend amount per share - paid (South African cents) (1)	42.50	42.50	21.25	21.25

(1)	Net of 15 percent withholding tax.

	Withholding tax on dividends and other distributions to shareholders of 15 percent became effective on April 1, 2012. The withholding tax, which was announced by the South African government on February 21, 2007, replaces the Secondary Tax on Companies.

	Dividends are declared in South African cents. Dollar cents per share figures have been calculated based on exchange rates prevailing on each of the respective payment dates.

	In addition to the cash dividend, an amount equal to the dividend paid to holders of E ordinary shares will be offset when calculating the strike price of E ordinary shares.

	Each CDI represents one-fifth of an ordinary share and 100 GhDSs represents one ordinary share. Each ADS represents one ordinary share.